Fair Values Of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended		3 Months Ended	4 Months Ended	12 Months Ended		3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2013	Apr. 30, 2012	Dec. 31, 2012 Crivo	Dec. 28, 2011 Crivo	Mar. 31, 2013 Customer relationships	Apr. 30, 2012 Customer relationships	Dec. 31, 2012 Customer relationships	Dec. 31, 2012 Customer relationships Crivo	Mar. 31, 2013 Trademarks, copyrights and patents	Apr. 30, 2012 Trademarks, copyrights and patents	Dec. 31, 2012 Trademarks, copyrights and patents	Dec. 31, 2012 Trademarks, copyrights and patents Crivo	Dec. 31, 2012 Noncompete and other agreements Crivo
Acquired Finite-Lived Intangible Assets [Line Items]
Total identifiable intangible assets	$ 1,986.4	$ 1,986.4	$ 20.2	$ 20.2	$ 308.0	$ 308.0		$ 16.7	$ 546.1	$ 546.1		$ 1.1	$ 2.4
Estimated Useful Life			18 years		20 years	20 years	20 years	19 years	40 years	40 years	40 years	20 years	8 years